Commitments and Contingencies	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9 — Commitments and Contingencies
Litigation
We may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. As of the date hereof, except as set forth below, we are not a party to any material legal or administrative proceedings nor are there any proceedings in which any of our directors, executive officers or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to our interest. Litigation or any other legal or administrative proceeding, regardless of the outcome, is likely to result in substantial cost and diversion of our resources, including our management’s time and attention.
On May 10, 2024, the Company was the subject of a defamatory article / blog post. In connection with this post, one of the Company’s sell-side customers paused its connection to the Company while the allegations were investigated. This customer reconnected the Company on May 22, 2024 and sell-side volumes have resumed but not yet at the levels experienced prior to the pause in May 2024. The Company is actively working with its partners to achieve prior volume levels. In May 2024, the Company, as plaintiff, filed a lawsuit against the author of the defamatory article. On March 5, 2025, the United States District Court for the District of Maryland denied the defendant’s motion to dismiss in its entirety, and the Company will continue to vigorously pursue its claims and rights. The Company cannot make any predictions about the final outcome of this litigation matter or the timing thereof.
On May 23, 2024, an alleged stockholder, purportedly on behalf of the persons or entities who purchased or acquired publicly traded securities of the Company between April 2023 and March 2024, filed a putative class action against the Company, certain of our officers and directors, and other defendants in the U.S. District Court for the Southern District of Texas, alleging violations of federal securities laws related to alleged false or misleading disclosures made by the Company in its public filings. On July 9, 2024, another alleged stockholder filed a similar securities class action against the Company, certain of our officers and directors, also in the Southern District of Texas. The two actions have been consolidated. Each of these complaints seeks unspecified damages, plus costs, fees, and attorneys’ fees. The Company cannot make any predictions about the final outcome of this matter or the timing thereof but believes that plaintiffs’ claims lack merit and intends to vigorously defend these lawsuits.
Other Expense (within Operating Expenses)
Typically, short payments received from our customers are charged back to our publishers, in accordance with our contracts with the publishers. In January 2024, we received notice from one of our sell-side customers that it would be short paying the Company’s invoices. The Company has requested, but has not yet received, an explanation from the customer for the short payment, and therefore the Company disputed it. Because this information has not been received, the Company paid $8.8 million to a few publishers related to these charges. As a result, for the year ended December 31, 2023, the Company has not recognized revenue related to the short payments and recognized $8.8 million in other expense related to the payments made to the publishers. Although the Company is attempting to recover these amounts, recovery is neither estimable or probable and there can be no assurance that the Company will recover any amounts associated with this matter. We do not expect these amounts to recur in any material fashion, although there is no assurance that customers will not take such action in the future.
Operating Leases
During the years ended December 31, 2024 and 2023, the Company incurred fixed rent expense associated with operating leases for real estate of $0.3 million and $0.3 million, respectively. The Company did not have any finance leases, short-term leases nor variable leases over this time period. During the years ended December 31, 2024 and 2023, the Company had the following cash and non-cash activities associated with leases (in thousands):

	Year Ended December 31,
Cash paid for amounts included in the measurement of lease liabilities:	2024	2023
Operating cash outflow for operating leases	$206	$154
Non-cash changes to the operating lease ROU assets and operating lease liabilities:
Additions and modifications to ROU asset obtained from new operating liabilities	$200	$153
The weighted-average remaining lease term and discount rate for the Company’s operating leases is 4.5 years and 8.3%, respectively, as of December 31, 2024. The weighted-average remaining lease term and discount rate for the Company’s operating leases is 5.5 years and 8.3%, respectively, as of December 31, 2023.
The future payments due under operating leases as of December 31, 2024 is as follows (in thousands):

2025	$258
2026	265
2027	269
2028	167
2029	171
Thereafter	29
Total undiscounted lease payments	1,159
Less effects of discounting	(188)
Less current lease liability	(188)
Total operating lease liability, net of current portion	$783
Note 9 — Commitments and Contingencies
Litigation
We may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. As of the date hereof, except as set forth below, we are not a party to any material legal or administrative proceedings nor are there any proceedings in which any of our directors, executive officers or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to our interest. Litigation or any other legal or administrative proceeding, regardless of the outcome, is likely to result in substantial cost and diversion of our resources, including our management’s time and attention. On May 10, 2024, the Company was the subject of a defamatory article / blog post. In connection with this post, one of the Company’s sell-side customers paused its connection to the Company while the allegations were investigated. This customer reconnected the Company on May 22, 2024 and sell-side volumes have resumed but not yet at the levels experienced prior to the pause in May 2024. The Company is actively working with its partners to achieve prior volume levels. In May 2024, the Company, as plaintiff, filed a lawsuit against the author of the defamatory article. On March 5, 2025, the United States District Court for the District of Maryland denied the defendant’s motion to dismiss in its entirety. The Company has filed a motion to dismiss counterclaims which is currently pending. The Company will continue to vigorously pursue its claims and rights and any defenses against counterclaims. The Company cannot make any predictions about the final outcome of this litigation matter or the timing thereof.
On May 23, 2024, an alleged stockholder, purportedly on behalf of the persons or entities who purchased or acquired publicly traded securities of the Company between April 2023 and March 2024, filed a putative class action against the Company, certain of our officers and directors, and other defendants in the U.S. District Court for the Southern District of Texas, alleging violations of federal securities laws related to alleged false or misleading disclosures made by the Company in its public filings. On July 9, 2024, another alleged stockholder filed a similar securities class action against the Company, certain of our officers and directors, also in the Southern District of Texas. The two actions have been consolidated. Each of these complaints seeks unspecified damages, plus costs, fees, and attorneys’ fees. On August 7, 2025, the district court granted the Company’s motion to dismiss in full and with prejudice. The lead plaintiff has since appealed that dismissal and has filed an opening brief which was due to the court on November 3, 2025. The Company cannot make any predictions about the final outcome of this matter or the timing thereof but believes that plaintiffs’ claims lack merit and intends to vigorously defend these lawsuits.
Contingent Liability for Exit Fee
As further described in Note 3 - Long Term Debt, the Seventh Amendment, Ninth Amendment and Tenth Amendment established an Exit Fee of up to $35.0 million due to Lafayette Square upon the redemption in full of the Series A Preferred Stock with reductions in the amount of the Exit Fee outstanding for any amounts of the Series A Preferred Stock redeemed, converted or exchanged.
The timing and occurrence of a full redemption are uncertain and may be indefinite. Accordingly, management has concluded that payment of the Exit Fee is not probable as of the reporting date and that the ultimate amount of any such payment cannot be reasonably estimated. As a result, no liability has been recorded in the accompanying condensed consolidated financial statements. The maximum potential amount of the Exit Fee that could be payable is $35.0 million. The Company will reassess the likelihood and amount of any Exit Fee obligation in future periods as facts and circumstances change.
Operating Leases
During the nine months ended September 30, 2025 and 2024, the Company incurred fixed rent expense associated with operating leases for real estate of $0.2 million. The Company did not have any finance leases, short-term leases nor variable leases over this time period. During the three and nine months ended September 30, 2025 and 2024, the Company had the following cash and non-cash activities associated with leases (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow for operating leases	$68	$71	$200	$142
Non-cash changes to the operating lease ROU assets and operating lease liabilities:
Additions and modifications to ROU asset obtained from new operating liabilities	$—	$—	$52	$200
The weighted-average remaining lease term and discount rate for the Company’s operating leases is 3.9 years and 8.3%, respectively, as of September 30, 2025. The weighted-average remaining lease term and discount rate for the Company’s operating leases is 4.8 years and 8.3%, respectively, as of September 30, 2024.
The future payments due under operating leases as of September 30, 2025 are as follows (in thousands):

2025	$68
2026	278
2027	282
2028	180
2029	185
Thereafter	31
Total undiscounted lease payments	1,024
Less effects of discounting	(143)
Less current lease liability	(215)
Total operating lease liability, net of current portion	$666